Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	ING SERIES FUND INC
Central Index Key	0000877233
Amendment Flag	false
Document Creation Date	Jun 28, 2013
Document Effective Date	Jun 28, 2013
Prospectus Date	Feb 28, 2013

ING SERIES FUND, INC.

ING Global Target Payment Fund

("Fund")

Supplement dated June 28, 2013 to the Fund's Class A, Class C,

Class I, Class R, and Class W Prospectus dated February 28, 2013

("Prospectus")

On March 29, 2013, shareholders of the Fund were sent a proxy statement, which among other things, asked shareholders to approve a new investment advisory fee structure (the "Amended Fee Structure"), which would modify the advisory fees payable to ING Investments, LLC, the Fund's investment adviser, ("Adviser"). Under the Amended Fee Structure, the Fund will pay an advisory fee equal to 0.08% of the Fund's average daily net assets invested in underlying funds in the ING Fund Complex ("Underlying Funds"), and 0.30% of the Fund's average daily net assets invested in direct investments, which include, but are not limited to a security issued by an investment company that is not a part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund's sub-adviser ("Direct Investments"). On June 12, 2013, the Fund's shareholders approved the Amended Fee Structure which became effective on June 12, 2013.

Effective immediately, the Fund's Prospectus is hereby revised as follows:

1.             The table and accompanying footnotes in the section entitled "Fees and Expenses of the Fund — Annual Operating Expenses" of the Fund's Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R	W
Management Fees(3)%		0.12	0.12	0.12	0.12	0.12
Distribution and/or Shareholder Service (12b-1) Fees	%	0.25	1.00	None	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.27	0.27	0.25	0.27	0.27
Acquired Fund Fees and Expenses	%	0.80	0.80	0.80	0.80	0.80
Total Annual Fund Operating Expenses(4)%		1.54	2.29	1.27	1.79	1.29
Waivers and Reimbursements (5)%		(0.24)	(0.24)	(0.22)	(0.24)	(0.24)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.30	2.05	1.05	1.55	1.05

(1)   A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)   The expense ratio has been adjusted to reflect current contractual rates.

(3)   Effective June 12, 2013, the Fund's Management Fee structure was changed to a "bifurcated fee" structure as follows: an annual rate of 0.08% of the Fund's average daily net assets invested in Underlying Funds within the ING Fund Complex; and 0.30% of the Fund's average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund's sub-adviser. The Management Fees reflected in the table are calculated based on an estimated investment of 20% of the Fund's assets in direct investments.

(4)   Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(5)   The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.55%, and 1.05% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through at least March 1, 2018; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board of Directors; or (iii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within three years.

2.            The section entitled "Fees and Expenses of the Fund — Expense Examples" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$700	963	1,273	2,220
C	Sold	$308	643	1,130	2,544
	Held	$208	643	1,130	2,544
I	Sold or Held	$107	334	605	1,449
R	Sold or Held	$158	490	872	2,019
W	Sold or Held	$107	334	608	1,465

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-, three-, and five-year periods and the first five years of the ten-year period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Supplement [Text Block]	ingsfi_SupplementTextBlock

ING SERIES FUND, INC.

ING Global Target Payment Fund

("Fund")

Supplement dated June 28, 2013 to the Fund's Class A, Class C,

Class I, Class R, and Class W Prospectus dated February 28, 2013

("Prospectus")

On March 29, 2013, shareholders of the Fund were sent a proxy statement, which among other things, asked shareholders to approve a new investment advisory fee structure (the "Amended Fee Structure"), which would modify the advisory fees payable to ING Investments, LLC, the Fund's investment adviser, ("Adviser"). Under the Amended Fee Structure, the Fund will pay an advisory fee equal to 0.08% of the Fund's average daily net assets invested in underlying funds in the ING Fund Complex ("Underlying Funds"), and 0.30% of the Fund's average daily net assets invested in direct investments, which include, but are not limited to a security issued by an investment company that is not a part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund's sub-adviser ("Direct Investments"). On June 12, 2013, the Fund's shareholders approved the Amended Fee Structure which became effective on June 12, 2013.

Effective immediately, the Fund's Prospectus is hereby revised as follows:

1.             The table and accompanying footnotes in the section entitled "Fees and Expenses of the Fund — Annual Operating Expenses" of the Fund's Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R	W
Management Fees(3)%		0.12	0.12	0.12	0.12	0.12
Distribution and/or Shareholder Service (12b-1) Fees	%	0.25	1.00	None	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.27	0.27	0.25	0.27	0.27
Acquired Fund Fees and Expenses	%	0.80	0.80	0.80	0.80	0.80
Total Annual Fund Operating Expenses(4)%		1.54	2.29	1.27	1.79	1.29
Waivers and Reimbursements (5)%		(0.24)	(0.24)	(0.22)	(0.24)	(0.24)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.30	2.05	1.05	1.55	1.05

(1)   A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)   The expense ratio has been adjusted to reflect current contractual rates.

(3)   Effective June 12, 2013, the Fund's Management Fee structure was changed to a "bifurcated fee" structure as follows: an annual rate of 0.08% of the Fund's average daily net assets invested in Underlying Funds within the ING Fund Complex; and 0.30% of the Fund's average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund's sub-adviser. The Management Fees reflected in the table are calculated based on an estimated investment of 20% of the Fund's assets in direct investments.

(4)   Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(5)   The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.55%, and 1.05% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through at least March 1, 2018; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board of Directors; or (iii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within three years.

2.            The section entitled "Fees and Expenses of the Fund — Expense Examples" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$700	963	1,273	2,220
C	Sold	$308	643	1,130	2,544
	Held	$208	643	1,130	2,544
I	Sold or Held	$107	334	605	1,449
R	Sold or Held	$158	490	872	2,019
W	Sold or Held	$107	334	608	1,465

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-, three-, and five-year periods and the first five years of the ten-year period.

ING Global Target Payment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingsfi_SupplementTextBlock

ING SERIES FUND, INC.

ING Global Target Payment Fund

("Fund")

Supplement dated June 28, 2013 to the Fund's Class A, Class C,

Class I, Class R, and Class W Prospectus dated February 28, 2013

("Prospectus")

On March 29, 2013, shareholders of the Fund were sent a proxy statement, which among other things, asked shareholders to approve a new investment advisory fee structure (the "Amended Fee Structure"), which would modify the advisory fees payable to ING Investments, LLC, the Fund's investment adviser, ("Adviser"). Under the Amended Fee Structure, the Fund will pay an advisory fee equal to 0.08% of the Fund's average daily net assets invested in underlying funds in the ING Fund Complex ("Underlying Funds"), and 0.30% of the Fund's average daily net assets invested in direct investments, which include, but are not limited to a security issued by an investment company that is not a part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund's sub-adviser ("Direct Investments"). On June 12, 2013, the Fund's shareholders approved the Amended Fee Structure which became effective on June 12, 2013.

Effective immediately, the Fund's Prospectus is hereby revised as follows:

1.             The table and accompanying footnotes in the section entitled "Fees and Expenses of the Fund — Annual Operating Expenses" of the Fund's Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R	W
Management Fees(3)%		0.12	0.12	0.12	0.12	0.12
Distribution and/or Shareholder Service (12b-1) Fees	%	0.25	1.00	None	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.27	0.27	0.25	0.27	0.27
Acquired Fund Fees and Expenses	%	0.80	0.80	0.80	0.80	0.80
Total Annual Fund Operating Expenses(4)%		1.54	2.29	1.27	1.79	1.29
Waivers and Reimbursements (5)%		(0.24)	(0.24)	(0.22)	(0.24)	(0.24)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.30	2.05	1.05	1.55	1.05

(1)   A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)   The expense ratio has been adjusted to reflect current contractual rates.

(3)   Effective June 12, 2013, the Fund's Management Fee structure was changed to a "bifurcated fee" structure as follows: an annual rate of 0.08% of the Fund's average daily net assets invested in Underlying Funds within the ING Fund Complex; and 0.30% of the Fund's average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund's sub-adviser. The Management Fees reflected in the table are calculated based on an estimated investment of 20% of the Fund's assets in direct investments.

(4)   Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(5)   The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.55%, and 1.05% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through at least March 1, 2018; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board of Directors; or (iii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within three years.

2.            The section entitled "Fees and Expenses of the Fund — Expense Examples" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$700	963	1,273	2,220
C	Sold	$308	643	1,130	2,544
	Held	$208	643	1,130	2,544
I	Sold or Held	$107	334	605	1,449
R	Sold or Held	$158	490	872	2,019
W	Sold or Held	$107	334	608	1,465

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-, three-, and five-year periods and the first five years of the ten-year period.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-, three-, and five-year periods and the first five years of the ten-year period.
ING Global Target Payment Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%	[1],[2]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.30%	[1]
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	963
5 Years	rr_ExpenseExampleYear05	1,273
10 Years	rr_ExpenseExampleYear10	2,220
1 Year	rr_ExpenseExampleNoRedemptionYear01	700
3 Years	rr_ExpenseExampleNoRedemptionYear03	963
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,273
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,220
ING Global Target Payment Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%	[1],[2]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.05%	[1]
1 Year	rr_ExpenseExampleYear01	308
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,130
10 Years	rr_ExpenseExampleYear10	2,544
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,130
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,544
ING Global Target Payment Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%	[1],[2]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1],[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	605
10 Years	rr_ExpenseExampleYear10	1,449
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	334
5 Years	rr_ExpenseExampleNoRedemptionYear05	605
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,449
ING Global Target Payment Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%	[1],[2]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.55%	[1]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	872
10 Years	rr_ExpenseExampleYear10	2,019
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	490
5 Years	rr_ExpenseExampleNoRedemptionYear05	872
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,019
ING Global Target Payment Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%	[1],[2]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	608
10 Years	rr_ExpenseExampleYear10	1,465
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	334
5 Years	rr_ExpenseExampleNoRedemptionYear05	608
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,465

[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Effective June 12, 2013, the Fund's Management Fee structure was changed to a "bifurcated fee" structure as follows: an annual rate of 0.08% of the Fund's average daily net assets invested in Underlying Funds within the ING Fund Complex; and 0.30% of the Fund's average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund's sub-adviser. The Management Fees reflected in the table are calculated based on an estimated investment of 20% of the Fund's assets in direct investments.
[3]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.55%, and 1.05% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through at least March 1, 2018; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board of Directors; or (iii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within three years.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2013